Short-term loans (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of short- term loans

	As of	Interest rate range
Type of loans	December 31, 2024	(Floating rate)	Collateral
Bank loans	$8,096,627	2.22% - 5.86%	Restricted demand deposit Restricted time deposit
Other loans	903,124	9.46% - 15.27%	Guarantee deposit
	$8,999,751

	As of	Interest rate range
Type of loans	December 31, 2023	(Floating rate)	Collateral
Bank loans	$5,124,658	2.30% - 6.55%	Restricted deposit
Other loans	1,840,269	7.57% - 7.86%	Guarantee deposit
	$6,964,927